General and Administrative - Summary of General and Administrative Expense (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Significant non cash charges [abstract]
Average performance factor used to calculate the accrual related to the anticipated fair value of the PSUs issue	187.00%	186.00%